Share-Based Compensation - Summary of Options Outstanding and Exercisable (Detail)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding, Options Outstanding	4,456,444	4,057,142	3,565,521
Weighted average remaining life, Options Outstanding	3 years 6 months 10 days
Weighted average exercise price, Options Outstanding | $ / shares	$ 11.66
Number outstanding, Options Exercisable	2,445,230	1,810,577
Weighted average remaining life, Options Exercisable	1 year 11 months 12 days
Weighted average exercise price, Options Exercisable | (per share)	$ 13.62	$ 14.73
Exercise Price Range One [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding, Options Outstanding	1,477,950
Weighted average remaining life, Options Outstanding	6 years 21 days
Weighted average exercise price, Options Outstanding | $ / shares	$ 6.53
Number outstanding, Options Exercisable	167,895
Weighted average remaining life, Options Exercisable	5 years 7 months 13 days
Weighted average exercise price, Options Exercisable | $ / shares	$ 5.51
Exercise Price Range Two [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding, Options Outstanding	1,677,399
Weighted average remaining life, Options Outstanding	2 years 7 months 9 days
Weighted average exercise price, Options Outstanding | $ / shares	$ 12.85
Number outstanding, Options Exercisable	1,194,130
Weighted average remaining life, Options Exercisable	1 year 9 months 14 days
Weighted average exercise price, Options Exercisable | $ / shares	$ 12.65
Exercise Price Range Three [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding, Options Outstanding	1,301,095
Weighted average remaining life, Options Outstanding	1 year 10 months 9 days
Weighted average exercise price, Options Outstanding | $ / shares	$ 15.95
Number outstanding, Options Exercisable	1,083,205
Weighted average remaining life, Options Exercisable	1 year 6 months 21 days
Weighted average exercise price, Options Exercisable | $ / shares	$ 15.94